Discontinued Operations, Average Annual Percentage Payout Incurred, Claims by Age (Details) - Discontinued Operations [Member] - Insurance Segment [Member]	Dec. 31, 2019
Auto Insurance [Member]
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance [Abstract]
Year one	49.60%
Year two	22.60%
Year three	11.50%
Year four	8.70%
Year five	3.30%
Year six	1.00%
Year seven	0.40%
Year eight	0.30%
Year nine	0.30%
Year ten	0.10%
Homeowners Insurance [Member]
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance [Abstract]
Year one	48.90%
Year two	34.00%
Year three	0.80%
Year four	0.00%
Year five	0.00%
Year six	0.00%
Year seven	0.00%
Year eight	0.00%
Year nine	0.00%
Year ten	0.00%